Jul. 02, 2021
Class I Prospectus | SIMT MID CAP FUND
Mid-Cap Fund

SEI INSTITUTIONAL MANAGED TRUST

Mid-Cap Fund
(the "Fund")

Supplement Dated July 2, 2021
to the Class I Prospectus (the "Prospectus") dated January 31, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

QMA LLC no longer serves as a sub-adviser to the Fund. As such, all references to QMA LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading "Principal Investment Strategies," the second paragraph thereunder is hereby deleted and replaced with the following:

The Fund currently uses multiple sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). In managing the Fund's assets, the Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE